UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2005

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		08/12/2005
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 32
Form 13F Information Table Value Total: 1,174,056,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Alpha Natural Resources Inc			COM			02076X102	11,462 		480,000 	x				 				480,000
American Intl Group Inc				COM			026874107	78,435 		1,350,000 	x				 				1,350,000
Arch Coal Inc					COM			039380100	199,698 	3,666,200 	x				 				3,666,200
Beverly Enterprises Inc				COM NEW			087851309	43,050 		3,514,300 	x				 				3,514,300
Consol Energy Inc				COM			20854P109	114,332 	2,133,863 	x				 				2,133,863
Federal Natl Mtg Assn				COM			313586109	54,020 		925,000 	x				 				925,000
Fording Cdn Coal Tr				TR UNIT			345425102	34,012 		368,891 	x				 				368,891
Houston Expl Co					COM			442120101	2,653 		50,000 		x				 				50,000
Hudson City Bancorp				COM			443683107	50,147 		4,395,000 	x				 				4,395,000
Huntsman Corp					COM			447011107	2,179 		107,500 	x				 				107,500
Kindred Hlthcare Wts. A $30.00 4/20/06 		*W EXP 04/20/200	494580111	3,228 		67,600 		x				 				67,600
Kindred Hlthcare Wts. B $33.33 4/20/06		*W EXP 04/20/200	494580129	31,691 		675,000 	x				 				675,000
Lafarge North America Inc			COM			505862102	8,142 		130,400 	x				 				130,400
Massey Energy Corp				COM			576206106	254,625 	6,750,395 	x				 				6,750,395
Maverick Tube Corp				COM			577914104	6,705 		225,000 	x				 				225,000
Mechel Steel Group OAO				SPONSORED ADR		583840103	411 		16,200 		x				 				16,200
Metal Mgmt Inc					COM NEW			591097209	9,661 		499,547 	x				 				499,547
Milacron Inc					COM			598709103	310 		163,900 	x				 				163,900
Mittal Steel Co N V				NY REG SH CL A		60684P101	46 		1,936 		x				 				1,936
Navistar Intl Corp New				COM			63934E108	2,812 		87,889 		x				 				87,889
NTL Inc Del					COM			62940M104	7,587 		110,882 	x				 				110,882
NTL Inc Del					*W EXP 01/13/201	62940M138	232 		237,059 	x				 				237,059
Oregon Stl Mls Inc				COM			686079104	7,359 		427,600 	x				 				427,600
Peabody Energy Corporation			COM			704549104	125,614 	2,413,800 	x				 				2,413,800
Pope & Talbot Inc				COM			732827100	11,510 		1,036,900 	x				 				1,036,900
Posco 						SPONSORED ADR		693483109	4,459 		101,400 	x				 				101,400
Roanoke Elec Stl Corp				COM			769841107	3,095 		187,326 	x				 				187,326
Schnitzer Stl Inds				CL A			806882106	5,374 		226,764 	x				 				226,764
Southern Peru Copper Corp			COM			843611104	6,426 		150,000 	x				 				150,000
Sprint Corp					COM FON			852061100	25,090 		1,000,000 	x				 				1,000,000
United States Steel Corp			COM			912909108	33,511 		974,999 	x				 				974,999
Walter Inds Inc					COM			93317Q105	36,180 		900,000 	x				 				900,000



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